REGULATORY CAPITAL AND CITIGROUP INC. PARENT COMPANY INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues
Interest revenue									$ 67,298		$ 71,858		$ 78,596
Interest expense									20,612		24,209		25,057
Net interest revenue									46,686		47,649		53,539
Non-interest revenue									22,442		29,682		32,237
Total revenues, net of interest expense	17,917	13,703	18,387	19,121	16,918	20,551	20,372	19,490	69,128		77,331		85,776
Total operating expenses	13,709	12,092	11,994	12,179	13,053	12,284	12,758	12,155	49,974	[1]	50,250	[1]	46,851	[1]
Income (loss) from continuing operations before income taxes	1,095	(1,009)	3,697	4,042	1,117	5,029	4,339	4,237	7,825		14,722		13,116
Benefit for income taxes	(214)	(1,494)	718	997	105	1,286	986	1,198	7		3,575		2,217
Citigroup's net income	1,196	468	2,946	2,931	956	3,771	3,341	2,999	7,541		11,067		10,602
Comprehensive income
Parent company's net income	1,196	468	2,946	2,931	956	3,771	3,341	2,999	7,541		11,067		10,602
Other comprehensive income (loss)									892		(1,511)		2,660
Citigroup's comprehensive income									8,433		9,556		13,262
Assets
Cash and due from banks	36,453				28,701				36,453		28,701		27,972
Trading account assets	320,929				291,734				320,929		291,734
Investments	312,326				293,413				312,326		293,413
Other Assets	145,660				148,911				145,660		148,911
Total assets	1,864,660				1,873,878				1,864,660		1,873,878
Liabilities
Federal funds purchased and securities loaned or sold under agreements to repurchase	211,236				198,373				211,236		198,373
Trading account liabilities	115,549				126,082				115,549		126,082
Short-term borrowings	52,027				54,441				52,027		54,441
Long-term debt	239,463				323,505				239,463		323,505
Other liabilities	67,815				69,272				67,815		69,272
Total liabilities	1,673,663				1,694,305				1,673,663		1,694,305
Total equity	189,049				177,806				189,049		177,806
Total liabilities and equity	1,864,660				1,873,878				1,864,660		1,873,878
Citigroup Inc. Parent Company Only, Cash Flows Statement
Net cash provided by operating activities of continuing operations									14,271		64,779		35,686
Cash flows from investing activities of continuing operations
Purchases of investments									(256,907)		(314,250)		(406,046)
Proceeds from sales of investments									143,853		182,566		183,688
Proceeds from maturities of investments									102,020		139,959		189,814
Net cash provided by (used in) investing activities of continuing operations									18,571		(8,772)		43,337
Cash flows from financing activities of continuing operations
Dividends paid									(143)		(107)		(9)
Issuance of preferred stock	2,250								2,250
Net cash used in financing activities of continuing operations									(25,364)		(56,646)		(77,428)
Change in cash and due from banks									7,752		729		2,500
Cash and due from banks at beginning of year				28,701				27,972	28,701		27,972		25,472
Cash and due from banks at end of year	36,453				28,701				36,453		28,701		27,972
Cash paid (received) during the year for
Income taxes									3,900		2,705		4,307
Interest									19,739		21,230		23,209
Citigroup Parent Company
Revenues
Interest revenue									3,384		3,684		3,237
Interest expense									6,573		7,618		7,728
Net interest revenue									(3,189)		(3,934)		(4,491)
Dividends from subsidiaries									20,780		13,046		14,448
Non-interest revenue									613		939		30
Total revenues, net of interest expense									18,204		10,051		9,987
Total operating expenses									1,497		1,503		878
Income (loss) from continuing operations before income taxes									16,707		8,548		9,109
Benefit for income taxes									(2,062)		(1,821)		(2,480)
Equity in undistributed income of subsidiaries									(11,228)		698		(987)
Citigroup's net income									7,541		11,067		10,602
Comprehensive income
Parent company's net income									7,541		11,067		10,602
Other comprehensive income (loss)									892		(1,511)		2,660
Citigroup's comprehensive income									8,433		9,556		13,262
Assets
Cash and due from banks	153				3				153		3		11
Trading account assets	150				99				150		99
Investments	1,676				37,477				1,676		37,477
Advances to subsidiaries	107,074				108,644				107,074		108,644
Investments in subsidiaries	184,615				194,979				184,615		194,979
Other Assets	102,335				65,711				102,335		65,711
Total assets	396,003				406,913				396,003		406,913
Liabilities
Federal funds purchased and securities loaned or sold under agreements to repurchase	185				185				185		185
Trading account liabilities	170				96				170		96
Short-term borrowings	725				13				725		13
Long-term debt	176,553				181,702				176,553		181,702
Advances from subsidiaries other than banks	12,759				17,046				12,759		17,046
Other liabilities	16,562				30,065				16,562		30,065
Total liabilities	206,954				229,107				206,954		229,107
Total equity	189,049				177,806				189,049		177,806
Total liabilities and equity	396,003				406,913				396,003		406,913
Citigroup Inc. Parent Company Only, Cash Flows Statement
Net cash provided by operating activities of continuing operations									1,598		1,710		8,756
Cash flows from investing activities of continuing operations
Purchases of investments									(5,701)		(47,190)		(31,346)
Proceeds from sales of investments									37,056		9,524		6,029
Proceeds from maturities of investments									4,286		22,386		16,834
Changes in investments and advances-intercompany									(397)		32,419		13,363
Other investing activities									994		(10)		(20)
Net cash provided by (used in) investing activities of continuing operations									36,238		17,129		4,860
Cash flows from financing activities of continuing operations
Dividends paid									(143)		(113)		(9)
Issuance of preferred stock									2,250
Proceeds / (repayments) from issuance of long-term debt-third-party, net									(33,434)		(16,481)		(8,339)
Net change in short-term borrowings and other advances-intercompany									(6,160)		(5,772)		(8,211)
Other financing activities									(199)		3,519		2,949
Net cash used in financing activities of continuing operations									(37,686)		(18,847)		(13,610)
Change in cash and due from banks									150		(8)		6
Cash and due from banks at beginning of year				3				11	3		11		5
Cash and due from banks at end of year	153				3				153		3		11
Cash paid (received) during the year for
Income taxes									78		(458)		(507)
Interest									$ 7,883		$ 9,271		$ 9,317

[1]	Citigroup recorded repositioning charges of $1,375 million for 2012, $706 million for 2011 and $507 million for 2010.